PORTFOLIO OF INVESTMENTS
as of November 30, 2025 (Unaudited)

Voya Credit Income Fund
Principal
Amount † RA Value
Percentage
of Net
Assets
SENIOR LOANS
*
: 73.2%
Auto Components : 0.5%
222,961  Holley Purchaser,
Inc., Initial Term
Loan, 7.780%,
(TSFR1M+3.750%),
11/17/2028 $ 221,902
0.2
224,930  RC Buyer Inc., First
Lien Initial Term
Loan, 7.530%,
(TSFR1M+3.614%),
07/28/2028 223,055
0.3
444,957
0.5
Basic Materials : 1.8%
243,163  A-AP Buyer, Inc., Initial
Term Loan, 6.752%,
(TSFR3M+2.750%),
09/09/2031 243,770
0.3
179,919  Ineos Quattro Holdings
UK Limited, 2031
Tranche B Dollar
Term Loan, 8.166%,
(TSFR1M+4.250%),
10/07/2031 134,040
0.1
138,926  Paint Intermediate III
LLC, Paint Intermediate/
Wesco Group Cov-Lite
Term Loan B, 6.870%,
(TSFR3M+3.000%),
10/09/2031 139,186
0.2
395,000  Qnity Electronics, Inc.,
Term Loan B, 5.698%,
(TSFR6M+2.000%),
11/01/2032 396,852
0.4
240,000  Solstice Advanced
Materials Inc., Term
B Loan, 5.593%,
(TSFR3M+1.750%),
10/29/2032 241,500
0.3
328,338  Sparta US HoldCo
LLC, Initial Term
Loan, 6.984%,
(TSFR1M+3.000%),
08/02/2030 322,182
0.3
22,885
(1)(2)
USALCO LLC, 2025
Delayed Draw Term
Loan,
09/30/2031 22,985
0.0
220,452  USALCO LLC,
2025 Initial Term
Loan, 7.416%,
(TSFR1M+3.500%),
09/30/2031 221,417
0.2
1,721,932
1.8
Building & Development : 0.2%
222,764  Cornerstone Building
Brands Inc., New
Term Loan B, 7.309%,
(TSFR1M+3.350%),
04/12/2028 180,438
0.2
Principal
Amount† Value
Percentage
of Net
Assets
SENIOR LOANS
*
: (continued)
Business Equipment & Services : 0.5%
426,671  Ensono LP, First
Lien Initial Term
Loan, 8.030%,
(TSFR1M+4.114%),
05/26/2028 $ 427,852
0.5
Communications : 4.0%
406,694  Arches Buyer Inc.,
Refinancing Term
Loan, 7.266%,
(TSFR1M+3.350%),
12/06/2027 407,993
0.4
237,188  Cengage Learning
Inc., 2024 Refinancing
Term Loans, 7.322%,
(TSFR3M+3.500%),
03/22/2031 236,052
0.3
274,311  CNT Holdings I Corp,
2025 Replacement
Term Loans, 6.090%,
(TSFR3M+2.250%),
11/08/2032 274,997
0.3
295,000
(1)
Creative Artists Agency,
LLC, Add-On Tl,
10/01/2031 295,891
0.3
301,950  Crown Subsea
Communications
Holding Inc., 2025
Term Loan, 7.416%,
(TSFR1M+3.500%),
01/30/2031 304,403
0.3
268,043  Dotdash Meredith, Inc.,
Term B-2 Loan, 7.484%,
(TSFR1M+3.500%),
06/17/2032 231,746
0.2
148,875  GoodRX Inc., 2024
Term Loan, 7.666%,
(TSFR1M+3.750%),
07/10/2029 149,340
0.2
277,209  Magnite Inc.,
Amendment 2 Initial
Term Loan, 6.916%,
(TSFR1M+3.000%),
02/06/2031 277,209
0.3
232,328  McGraw-Hill Education
Inc., Term Loan B
(2025), 6.766%,
(TSFR1M+2.850%),
08/06/2031 233,634
0.2
295,975  MH Sub I LLC, 2023
May New Term
Loans, 8.252%,
(TSFR3M+4.250%),
05/03/2028 268,720
0.3
444,035  Proofpoint Inc.,
2024 Refinancing
Term Loan, 6.916%,
(TSFR1M+3.000%),
08/31/2028 446,441
0.5

PORTFOLIO OF INVESTMENTS
as of November 30, 2025 (Unaudited) (continued)

Voya Credit Income Fund
Principal
Amount† Value
Percentage
of Net
Assets
SENIOR LOANS
*
: (continued)
Communications: (continued)
245,000  Sunrise HoldCo III BV
(f/k/a UPC Broadband
Holding BV), Facility
AAA1, 6.426%,
(TSFR3M+2.500%),
02/15/2032 $ 245,510
0.3
327,147  TripAdvisor Inc., Initial
Term B Loan, 6.666%,
(TSFR1M+2.750%),
07/08/2031 315,151
0.3
126,927  Zayo Group Holdings
Inc., Dollar Term
Loan, 7.030%,
(TSFR1M+3.115%),
03/11/2030 120,128
0.1
3,807,215
4.0
Consumer, Cyclical : 10.9%
270,000
(1)
Allison Transmission
Inc., Term Loan B,
11/05/2032 271,254
0.3
380,446  Alterra Mountain
Company, Term
Loan B-8, 6.416%,
(TSFR1M+2.500%),
05/31/2030 381,397
0.4
70,276  American Airlines
Inc., Repriced Term
Loan, 6.134%,
(TSFR3M+2.250%),
04/20/2028 70,339
0.1
332,049  American Greetings
Corporation, Tranche
C Term Loan, 9.666%,
(TSFR1M+5.750%),
10/30/2029 328,313
0.3
264,530  Aramark Services
Inc., Us Term B-8
Loan, 5.916%,
(TSFR1M+2.000%),
06/22/2030 265,853
0.3
199,500  Bombardier
Recreational Products
Inc., 2023 Replacement
Term Loan, 6.166%,
(TSFR1M+2.250%),
12/13/2029 200,331
0.2
585,000  Boots Group FInc.o
LP, Closing Date Dollar
Term Loan, 7.416%,
(TSFR1M+3.500%),
08/30/2032 589,113
0.6
312,807  Cinemark USA Inc.,
Term Loan, 6.252%,
(TSFR3M+2.250%),
05/24/2030 313,736
0.3
Principal
Amount† Value
Percentage
of Net
Assets
SENIOR LOANS
*
: (continued)
Consumer, Cyclical: (continued)
146,625  City Football Group
Limited, Term
Loan, 7.030%,
(TSFR1M+3.115%),
07/21/2030 $ 146,885
0.1
366,732  Crown Finance US Inc.,
Term Loan B, 8.484%,
(TSFR1M+4.500%),
12/02/2031 366,999
0.4
130,321  Dealer Tire Financial
LLC, Term Loan
B5, 6.916%,
(TSFR1M+3.000%),
07/02/2031 128,692
0.1
372,323  Flynn Restaurant
Group LP, Series 2025
Term Loans, 7.666%,
(TSFR1M+3.750%),
01/28/2032 373,672
0.4
99,500  Gategroup Finance,
Senior Facility B
(USD) Loan, 8.234%,
(TSFR1M+4.250%),
06/10/2032 99,562
0.1
301,958  Golden State Foods
LLC, Initial Term
Loans, 8.002%,
(TSFR3M+4.000%),
12/04/2031 303,618
0.3
467,779  Great Outdoors
Group LLC, Term
B-3 Loan, 7.166%,
(TSFR1M+3.250%),
01/23/2032 469,143
0.5
218,900  Hanesbrands Inc.,
Term Loan B, 6.666%,
(TSFR1M+2.750%),
03/07/2032 220,268
0.2
178,650  Highline AfterMarket
Acquisition LLC, 2025-1
Term Loan, 7.322%,
(TSFR3M+3.500%),
02/13/2030 179,097
0.2
200,000
(1)
Hni Corporation, Term
Loan B,
11/19/2032 200,500
0.2
277,900  Hunter Douglas Holding
BV, Tranche B-1
Term Loan, 7.252%,
(TSFR3M+3.250%),
01/20/2032 278,838
0.3
740,000
(1)
IRB Holding Corp, 2025
Replacement Term B
Loan,
12/16/2030 740,810
0.8
280,000  Kingpin Intermediate
Holdings LLC, 2025
1st Lien TLB, 7.166%,
(TSFR1M+3.250%),
09/22/2032 270,025
0.3

PORTFOLIO OF INVESTMENTS
as of November 30, 2025 (Unaudited) (continued)

Voya Credit Income Fund
Principal
Amount† Value
Percentage
of Net
Assets
SENIOR LOANS
*
: (continued)
Consumer, Cyclical: (continued)
270,000  LBM Acquisition
LLC, Amendment
No 4 Incremental
Term loan, 8.960%,
(TSFR1M+5.000%),
06/06/2031 $ 268,144
0.3
331,650  Lc Ahab Us Bidco
LLC, Initial Term
Loan, 6.916%,
(TSFR1M+3.000%),
05/01/2031 333,516
0.3
204,411  LS Group OPCO
Acquisition LLC, Term
Loan B, 6.322%,
(TSFR3M+2.500%),
04/23/2031 204,411
0.2
100,000  MillerKnoll Inc.
f/k/a/ Herman Miller
Inc., 2025 Term
B Loan, 6.166%,
(TSFR1M+2.250%),
08/09/2032 100,125
0.1
267,975  Peer Holding III
BV, Term Loan
B5b, 6.502%,
(TSFR3M+2.500%),
07/01/2031 269,064
0.3
360,000  Raising Canes
Restaurants LLC,
First Amendment New
Term Loan, 5.984%,
(TSFR1M+2.000%),
10/24/2032 360,405
0.4
435,000  Samsonite
International SA,
Term Loan B, 5.666%,
(TSFR1M+1.750%),
10/29/2032 437,175
0.5
326,675  Scientific Games
Holdings LP, 2024
Refi Dollar Term
Loan, 6.934%,
(TSFR3M+3.000%),
04/04/2029 321,285
0.3
282,589  Showtime Acquisition
LLC, Initial Term
Loan, 8.628%,
(TSFR3M+4.750%),
08/13/2031 279,410
0.3
370,000  SKECHERS U.S.A.
Inc. (Beach Acquisition
Bidco), Tranche B-1
Term Loan, 7.308%,
(TSFR3M+3.250%),
09/12/2032 372,890
0.4
189,525  UFC Holdings LLC
(Zuffa)/TKO Group,
Term B-5 Loan, 5.868%,
(TSFR3M+2.000%),
11/21/2031 190,360
0.2
Principal
Amount† Value
Percentage
of Net
Assets
SENIOR LOANS
*
: (continued)
Consumer, Cyclical: (continued)
490,000  Weber Stephen
Products LLC, Initial
Term B Loans, 7.735%,
(TSFR3M+3.750%),
10/01/2032 $ 490,000
0.5
634,391  White Cap Supply
Holdings LLC(f/k/a
White Cap Buyer
LLC), Tranche C
Term Loan, 7.215%,
(TSFR1M+3.250%),
10/19/2029 637,058
0.7
10,462,288
10.9
Consumer, Non-cyclical : 14.2%
14,600  ADMI Corp,
Amendment No 5
Term Loan, 7.780%,
(TSFR1M+3.864%),
12/23/2027 13,715
0.0
370,000  AlixPartners LLP, 2025
Refinanced Dollar
Term Loan, 5.916%,
(TSFR1M+2.000%),
08/12/2032 370,185
0.4
370,000  Allied Universal Holdco
LLC, Amendment
7 Replacement
U.S. Dollar Term
Loan, 7.266%,
(TSFR1M+3.350%),
08/20/2032 371,808
0.4
315,000  Amneal
Pharmaceuticals LLC,
Amendment No.1
Term Loan, 7.416%,
(TSFR1M+3.500%),
08/02/2032 318,937
0.3
380,000
(1)
Argent FInc.o LLC,
Term Loan,
11/20/2032 380,000
0.4
296,008  Auris Luxembourg
III SARL, (Usd) Term
Loan B8, 7.198%,
(TSFR6M+3.500%),
02/28/2029 297,673
0.3
369,075  Bausch & Lomb
Corporation, Third
Amendment Term
Loans, 8.166%,
(TSFR1M+4.250%),
01/15/2031 370,920
0.4
335,551  Belfor Holdings
Inc., Tranche B-5
Term Loan, 6.666%,
(TSFR1M+2.750%),
11/01/2030 336,810
0.3
222,164  Bella Holding Company
LLC, TL, 6.916%,
(TSFR1M+3.000%),
05/10/2028 223,362
0.2

PORTFOLIO OF INVESTMENTS
as of November 30, 2025 (Unaudited) (continued)

Voya Credit Income Fund
Principal
Amount† Value
Percentage
of Net
Assets
SENIOR LOANS
*
: (continued)
Consumer, Non-cyclical: (continued)
59,850  Belron Finance 2019
LLC, 2031 Dollar
Term Loan, 6.120%,
(TSFR3M+2.250%),
10/16/2031 $ 60,280
0.1
269,322  BIFM US Finance
LLC, 2025 Term Loan
(First Lien), 7.166%,
(TSFR1M+3.250%),
05/31/2028 270,921
0.3
310,000  Camelot US Acquisition
I Co, Amendment
No. 7 Incremental
Term Loan, 7.166%,
(TSFR1M+3.250%),
01/31/2031 309,612
0.3
360,442  CHG Healthcare
Services Inc.,
Amendment No. 7
Refinancing Term
Loan, 6.666%,
(TSFR1M+2.750%),
09/29/2028 362,494
0.4
530,000  Chobani LLC,
October 2025 1st
Lien TLB, 6.166%,
(TSFR1M+2.250%),
10/28/2032 533,810
0.6
600,387  Cotiviti Inc., Initial
Floating Rate Term
Loans, 6.734%,
(TSFR1M+2.750%),
08/27/2025 579,373
0.6
281,450  Fiesta Purchaser, Inc.,
Second Refinancing
Term Loan, 6.666%,
(TSFR1M+2.750%),
02/12/2031 281,475
0.3
155,000  Fleet Midco I Ltd.,
Facility B2 Term
Loan, 6.792%,
(TSFR3M+2.500%),
02/21/2031 155,581
0.2
215,000  Froneri International
Limited, Facility
B6, 6.372%,
(TSFR3M+2.500%),
08/02/2032 214,388
0.2
343,043  Fugue Finance
B.V., Fourteenth
Amendment Dollar
Term Loan, 6.949%,
(TSFR3M+2.750%),
01/09/2032 344,472
0.4
145,000
(1)
Genmab A/S, Term
Loan B,
11/19/2032 145,702
0.2
Principal
Amount† Value
Percentage
of Net
Assets
SENIOR LOANS
*
: (continued)
Consumer, Non-cyclical: (continued)
375,000  Global Medical
Response Inc., Initial
Term Loan, 7.384%,
(TSFR3M+3.500%),
09/20/2032 $ 377,344
0.4
41,604
(2)
Hanger Inc.,
Delayed Draw Term
Loan, 7.416%,
(TSFR1M+3.500%),
10/23/2031 41,777
0.0
321,748  Hanger Inc., Initial
Term Loan, 7.416%,
(TSFR1M+3.500%),
10/23/2031 323,089
0.3
364,450  HomeServe USA
Holding Corp.,
Amendment No.1
Refinancing Term
Loan, 5.960%,
(TSFR1M+2.000%),
10/21/2030 365,058
0.4
570,000  Ion Platform Finance
Us, Inc., Initial Dollar
Term Loans, 7.685%,
(TSFR3M+3.750%),
10/07/2032 543,460
0.6
310,991  Kuehg Corp., Term
Loan, 6.752%,
(TSFR3M+2.750%),
06/12/2030 295,908
0.3
444,937  Latham Pool Products
Inc., Initial Term
Loans, 7.972%,
(TSFR3M+4.150%),
02/23/2029 444,381
0.5
185,000
(1)
Lavender Dutch
Borrowerco B.V., Term
Loan,
09/27/2032 185,694
0.2
242,555  LifePoint Health Inc.,
Term Loan B2, 7.660%,
(TSFR3M+3.500%),
05/19/2031 243,146
0.3
358,202  Neon Maple Purchaser
Inc., 1st amend Tranche
B-1 TL, 6.416%,
(TSFR1M+2.500%),
11/17/2031 358,938
0.4
147,596  Neptune Bidco Us Inc.,
Term B Loans, 9.012%,
(TSFR3M+5.100%),
04/11/2029 144,385
0.1
430,000  Nourish Buyer I,
Inc., Initial Term
Loan, 8.459%,
(TSFR1M+4.500%),
07/08/2032 430,000
0.4
5,000  Opal Bidco SAS,
Facility B4, 6.902%,
(TSFR3M+3.000%),
04/23/2032 5,039
0.0

PORTFOLIO OF INVESTMENTS
as of November 30, 2025 (Unaudited) (continued)

Voya Credit Income Fund
Principal
Amount† Value
Percentage
of Net
Assets
SENIOR LOANS
*
: (continued)
Consumer, Non-cyclical: (continued)
150,000
(1)
Pfi Lower Midco, LLC,
Term Loan,
11/15/2032 $ 150,656
0.2
157,681  Priority Holdings LLC,
2025-1 Refinancing
Term Loan, 7.666%,
(TSFR1M+3.750%),
07/30/2032 156,893
0.2
28,050
(1)(2)
Raven Acquisition
Holdings, LLC, 2024
Delayed Draw Term
Loan Commitment,
11/19/2031 28,155
0.0
375,222  Raven Acquisition
Holdings, LLC, Initial
Term Loans, 6.916%,
(TSFR1M+3.000%),
11/19/2031 376,571
0.4
193,054  Resonetics LLC,
2025 Specified
Refinancing Term
Commitment, 6.593%,
(TSFR3M+2.750%),
06/18/2031 193,657
0.2
210,000  Sazerac Company,
Inc., Incremental Term
B-1 Loan, 6.480%,
(TSFR1M+2.500%),
07/09/2032 211,362
0.2
188,106  Sigma Holdco BV,
Facility B12, 7.885%,
(SOFRRATE+3.910%),
01/03/2028 180,347
0.2
376,769  Sotera Health
Holdings LLC, 2025
Term Loan, 6.340%,
(TSFR3M+2.500%),
05/30/2031 380,066
0.4
399,000  Southern Veterinary
Partners LLC,
2025 New Term
Loan, 6.365%,
(TSFR3M+2.500%),
12/04/2031 398,875
0.4
120,971  The Hertz Corporation,
Initial Term B
Loan, 7.530%,
(TSFR1M+3.615%),
06/30/2028 100,708
0.1
23,713  The Hertz Corporation,
Initial Term C
Loan, 7.530%,
(TSFR1M+3.615%),
06/30/2028 19,741
0.0
11,680
(2)
US Fertility
Enterprises LLC,
Initial Delayed Draw
Term Loan, 8.340%,
(TSFR3M+4.500%),
10/10/2031 11,710
0.0
Principal
Amount† Value
Percentage
of Net
Assets
SENIOR LOANS
*
: (continued)
Consumer, Non-cyclical: (continued)
256,324  US Fertility
Enterprises LLC,
Term Loan B, 8.502%,
(TSFR3M+4.500%),
10/10/2031 $ 256,965
0.3
100,000
(1)
Valvoline Inc., Term
Loan B,
03/19/2032 100,521
0.1
238,200  Viant Medical
Holdings Inc., Term
Loan B, 7.916%,
(TSFR1M+4.000%),
10/29/2031 236,562
0.2
487,739  Vizient Inc., Term
B-8 Loan, 5.666%,
(TSFR1M+1.750%),
08/01/2031 489,720
0.5
85,000  VM Consolidated Inc.,
Term Loan B-4, 5.916%,
(TSFR1M+2.000%),
10/01/2032 85,651
0.1
264,631  Wand NewCo 3
Inc., Tranche B-2
Term Loan, 6.416%,
(TSFR1M+2.500%),
01/30/2031 265,056
0.3
184,538  WCG Intermediate
Corp, Term
Loan B, 6.916%,
(TSFR1M+3.000%),
02/25/2032 185,114
0.2
13,528,067
14.2
Containers & Glass Products : 0.5%
379,831  Clydesdale Acquisition
Holdings Inc., Term
B Loan, 7.091%,
(TSFR1M+3.175%),
04/13/2029 379,032
0.4
117,737  Plaze Inc., 2021-1
Term Loan, 7.780%,
(TSFR1M+3.750%),
08/03/2026 110,673
0.1
489,705
0.5
Electronics/Electrical : 0.2%
235,000  Altar Bidco Inc., Initial
Term Loan, 6.783%,
(SOFRRATE+3.100%),
02/01/2029 232,283
0.2
Energy : 3.1%
305,521  Brazos Delaware II LLC,
2025 B-2 Refinancing
Term Loan, 6.472%,
(TSFR1M+2.500%),
02/11/2030 306,209
0.3

PORTFOLIO OF INVESTMENTS
as of November 30, 2025 (Unaudited) (continued)

Voya Credit Income Fund
Principal
Amount† Value
Percentage
of Net
Assets
SENIOR LOANS
*
: (continued)
Energy: (continued)
235,000  Deep Blue Operating
I LLC, Initial Term
Loan, 6.734%,
(TSFR1M+2.750%),
10/01/2032 $ 236,175
0.2
325,558  Emg Utica Midstream
Holdings LLC, Initial
Term Loan, 8.002%,
(TSFR3M+4.000%),
04/01/2030 328,406
0.3
157,846  Epic Crude Services
LP, Amendment No.1
Term Loan B, 6.340%,
(TSFR3M+2.500%),
10/15/2031 158,615
0.2
318,750  Goodnight Water
Solutions Holdings,
LLC, Initial Term
Loans, 7.916%,
(TSFR1M+4.000%),
06/04/2029 316,758
0.3
238,800  Hilcorp Energy I LP,
Term Loan B, 5.959%,
(TSFR1M+2.000%),
02/11/2030 239,397
0.3
140,534  M6 Etx Holdings Ii
Midco LLC, Term
Loan B, 6.465%,
(TSFR1M+2.500%),
04/01/2032 141,281
0.1
166,466  Pasadena Performance
Products LLC,
2025-1 Repricing
Term Loan, 7.252%,
(TSFR3M+3.250%),
02/27/2032 166,778
0.2
297,750  Rockpoint Gas
Storage Partners LP,
Amendment No. 2
Refinancing Term
Loans, 6.343%,
(TSFR3M+2.500%),
09/18/2031 299,332
0.3
240,000  Stakeholder Midstream,
LLC, Initial Term
Loan, 8.042%,
(TSFR6M+4.000%),
01/01/2031 239,400
0.3
190,000
(1)
Talen Energy Supply
LLC, 2025 1st Lien TLB,
10/11/2032 190,237
0.2
350,000  Whitewater Matterhorn
Holdings, LLC, Initial
Term Loan, 6.313%,
(TSFR3M+2.250%),
06/16/2032 351,258
0.4
2,973,846
3.1
Principal
Amount† Value
Percentage
of Net
Assets
SENIOR LOANS
*
: (continued)
Financial : 12.8%
359,100  Acrisure LLC, 2025
Term Loan B7, 7.166%,
(TSFR1M+3.250%),
06/20/2032 $ 359,549
0.4
148,503  Acuren Delaware
Holdco Inc. (f/k/a AAL
Delaware Holdco Inc.),
Amendment No. 1
Term Loan, 6.666%,
(TSFR1M+2.750%),
07/30/2031 149,647
0.2
400,000  Alera Group Inc., 2025
Term Loan, 7.166%,
(TSFR1M+3.250%),
05/30/2032 402,250
0.4
90,000  Alera Group Inc., Initial
Term Loan, 9.416%,
(TSFR1M+5.500%),
05/20/2033 92,655
0.1
580,383  Alliant Holdings
Intermediate LLC,
2025 Replacement
Term Loan, 6.416%,
(TSFR1M+2.500%),
09/19/2031 581,108
0.6
369,073  Allspring Buyer
LLC, 2024 Specified
Refinancing Term
Loan, 6.813%,
(TSFR3M+2.750%),
11/01/2030 370,918
0.4
167,450  Aragorn Parent
Corporation, 2025
Replacement Term
Loan, 7.416%,
(TSFR1M+3.500%),
12/15/2028 168,790
0.2
404,968  Ardonagh Group Finco
Pty Ltd, 2025 Facility
B Term Loan, 6.752%,
(TSFR3M+2.750%),
02/18/2031 404,630
0.4
318,502  Aretec Group Inc., Term
B-4 Loan, 6.960%,
(TSFR1M+3.000%),
08/09/2030 319,298
0.3
325,000
(1)
Armor Holdco Inc.,
2025 Refinancing Term
Loans,
12/31/2031 324,899
0.3
274,313  Asurion, New B-13
Term Loan, 8.166%,
(TSFR1M+4.250%),
09/19/2030 271,341
0.3
389,025  Brookfield Property Reit
Inc., 2025 Replacement
Term Loan, 7.416%,
(TSFR1M+3.500%),
05/28/2030 391,821
0.4

PORTFOLIO OF INVESTMENTS
as of November 30, 2025 (Unaudited) (continued)

Voya Credit Income Fund
Principal
Amount† Value
Percentage
of Net
Assets
SENIOR LOANS
*
: (continued)
Financial: (continued)
169,784  Chicago US Midco
III LP, Closing Date
Term Loan, 6.416%,
(TSFR1M+2.500%),
10/29/2032 $ 169,360
0.2
25,216
(1)(2)
Chicago US Midco III
LP, Delayed Draw Term
Loan,
10/29/2032 25,152
0.0
10,329  Chrysaor Bidco
S.A R.L., Delayed
Draw Term Loan
(Usd), 8.830%,
(TSFR1M+3.500%),
10/30/2031 10,384
0.0
308,624  Chrysaor Bidco S.A
R.L., Facility B1
(USD) Loan, 7.144%,
(TSFR3M+3.250%),
07/17/2031 310,264
0.3
305,000  Corpay Technologies
Operating Co LLC,
Term Loan B, 5.666%,
(TSFR1M+1.750%),
10/01/2032 305,076
0.3
433,904  CPI Holdco B,
LLC, Initial Term
Loans, 5.916%,
(TSFR1M+2.000%),
05/17/2031 434,684
0.4
233,063  Cushman &Amp;
Wakefield U.S.
Borrower, Llc., 2025-2
Term Loan, 6.666%,
(TSFR1M+2.750%),
01/31/2030 235,102
0.2
174,125  Dechra
Pharmaceuticals
Holdings Limited
(f/k/a Freya Bidco
Limited), Facility
B1 Loan, 7.447%,
(TSFR6M+3.250%),
01/27/2032 175,349
0.2
125,000  Edelman Financial
Engines Center LLC
(The), 2024 Refinancing
Term Loans, 9.166%,
(TSFR1M+5.250%),
10/06/2028 125,365
0.1
432,482  Edelman Financial
Engines Center
LLC (The), 2024-2
Refinancing Term
Loan, 6.916%,
(TSFR1M+3.000%),
04/07/2028 435,084
0.5
Principal
Amount† Value
Percentage
of Net
Assets
SENIOR LOANS
*
: (continued)
Financial: (continued)
251,752  Etna French Bidco
SAS, Facility B1
(USD) Loan, 8.435%,
(TSFR3M+4.500%),
12/08/2031 $ 251,438
0.3
125,405  Etna French Bidco
SAS, Facility B2
USD, 8.435%,
(TSFR3M+4.500%),
12/08/2031 125,248
0.1
110,104
(1)(2)
First Eagle Holdings
Inc.-f/k/a Arnhold and
S. Bleicroeder Holdings
Inc., Delayed Draw
Term Loan,
08/16/2032 110,063
0.1
644,896  First Eagle Holdings
Inc.-f/k/a Arnhold
and S. Bleicroeder
Holdings Inc., Initial
Term Loan, 7.459%,
(TSFR3M+3.500%),
08/16/2032 645,138
0.7
840,000
(1)
Focus Financial
Partners LLC, Term
Loan B,
09/15/2031 841,050
0.9
130,000
(1)
Gategroup Finance
(Luxembourg) S.A.,
Term Loan B (USD),
06/10/2032 130,163
0.1
149,625  Goosehead Insurance
Holdings, LLC, 2025
Term Loan B, 6.959%,
(TSFR1M+3.000%),
01/08/2032 150,186
0.2
220,695  Guardian US Holdco
LLC, Initial Term
Loan, 7.502%,
(TSFR3M+3.500%),
01/31/2030 221,154
0.2
213,903  HIG Finance 2 Limited,
2024-2 Refinancing
Term Loans, 7.416%,
(TSFR1M+3.500%),
04/18/2030 214,906
0.2
349,577  HighTower Holding
LLC, Amendment
No. 10 Replacement
Term Loan, 6.651%,
(TSFR3M+2.750%),
02/03/2032 348,703
0.4
119,700  IMC Financing LLC,
Term Loan, 7.460%,
(TSFR1M+3.500%),
06/18/2032 121,047
0.1
574,154  Jane Street Group
LLC, Extended
Term Loan, 5.822%,
(TSFR3M+2.000%),
12/15/2031 569,130
0.6

PORTFOLIO OF INVESTMENTS
as of November 30, 2025 (Unaudited) (continued)

Voya Credit Income Fund
Principal
Amount† Value
Percentage
of Net
Assets
SENIOR LOANS
*
: (continued)
Financial: (continued)
460,000  Osaic Holdings Inc.
(f/k/a Advisor Group
Holdings Inc.), Initial
Term Loan, 6.916%,
(TSFR1M+3.000%),
07/30/2032 $ 461,402
0.5
155,000  Osttra Group Ltd.,
Term Loan (First
Lien), 7.427%,
(TSFR3M+3.500%),
10/08/2032 155,775
0.2
165,000  Starwood Property
Mortgage LLC,
Incremental Term
B-2 Loan, 6.166%,
(TSFR1M+2.250%),
09/24/2032 165,825
0.2
372,192  Starwood Property
Mortgage LLC, Term
B-5 Loan, 5.965%,
(TSFR1M+2.000%),
01/02/2030 372,192
0.4
245,000  The Liberty Company
Insurance Brokers,
LLC, Initial Term
Loan, 7.655%,
(TSFR3M+3.750%),
10/15/2032 246,531
0.3
410,000  Trucordia Insurance
Holdings LLC, Initial
Term Loan, 7.166%,
(TSFR1M+3.250%),
06/17/2032 412,050
0.4
190,000  Truist Insurance
Holdings, LLC, 2024
Term Loan B, 6.752%,
(TSFR3M+2.750%),
05/06/2031 190,416
0.2
78,947  Truist Insurance
Holdings, LLC, Initial
Term Loans (Second
Lien), 8.752%,
(TSFR3M+4.750%),
05/06/2032 80,099
0.1
185,000  VFH Parent LLC, Term
Loan B-2, 6.416%,
(TSFR1M+2.500%),
06/21/2031 185,925
0.2
180,000  Victory Capital Holdings
Inc., Tranche B-3
Term Loan, 6.102%,
(TSFR3M+2.100%),
09/23/2032 181,057
0.2
12,242,224
12.8
Principal
Amount† Value
Percentage
of Net
Assets
SENIOR LOANS
*
: (continued)
Food Products : 0.3%
298,080  BCPE North Star
US Holdco 2 Inc.,
First Lien Initial
Term Loan, 8.030%,
(TSFR1M+4.114%),
06/09/2028 $ 297,149
0.3
Health Care : 0.5%
320,399  AthenaHealth Group
Inc., Initial Term
Loan, 6.666%,
(TSFR1M+2.750%),
02/15/2029 320,227
0.3
170,571  Embecta Corp, Initial
Term Loan, 6.916%,
(TSFR1M+3.000%),
03/30/2029 170,881
0.2
491,108
0.5
Industrial : 11.5%
211,398  Alliance Laundry
Systems LLC, Initial
Term B Loans, 6.200%,
(TSFR1M+2.500%),
08/19/2031 212,044
0.2
174,665  Anticimex Inc.,
Facility B6, 7.381%,
(SOFRRATE+3.400%),
11/16/2028 175,647
0.2
217,881  Azorra Soar TLB
FInance Limited,
New Loan, 6.788%,
(TSFR3M+2.750%),
10/18/2029 219,788
0.2
209,475  BCP VI Summit
Holdings LP, Initial
Term Loan, 6.984%,
(TSFR1M+3.500%),
01/30/2032 210,915
0.2
235,000  BG MS US Holdings,
LLC, Term B
Loan, 8.661%,
(TSFR3M+4.750%),
10/22/2032 235,734
0.3
94,763  Bombardier
Recreational Products
Inc., 2024 Extended
Term Loan, 6.166%,
(TSFR1M+2.250%),
01/22/2031 95,118
0.1
570,588  Chariot Buyer LLC,
2025 New Term
Loan B, 6.916%,
(TSFR1M+3.000%),
09/08/2032 572,504
0.6

PORTFOLIO OF INVESTMENTS
as of November 30, 2025 (Unaudited) (continued)

Voya Credit Income Fund
Principal
Amount† Value
Percentage
of Net
Assets
SENIOR LOANS
*
: (continued)
Industrial: (continued)
147,131  Clydesdale Acquisition
Holdings Inc.,
2025 Incremental
Closing Date Term
B Loan, 7.166%,
(TSFR1M+3.255%),
04/01/2032 $ 146,432
0.2
2,500
(2)
Clydesdale Acquisition
Holdings Inc.,
Delayed Draw Term
Loan, 7.413%,
(TSFR1M+3.250%),
04/01/2032 2,488
0.0
170,000  CoorsTek, Inc., Term
Loan B, 6.859%,
(TSFR3M+3.000%),
10/12/2032 169,575
0.2
284,835  Cp Iris Holdco I,
Inc., 2025 1st Lien
TLB (Strip), 7.916%,
(TSFR1M+4.000%),
10/27/2032 284,657
0.3
35,165
(1)(2)
Cp Iris Holdco
I, Inc., Delayed
Draw Commitment,
10/27/2032 35,143
0.0
352,338  Crown Equipment
Corporation, Initial
Term B-2, 5.948%,
(TSFR1M+2.000%),
10/10/2031 354,687
0.4
575,000  DG Investment
Intermediate
Holdings 2 Inc.,
Term Loan, 6.666%,
(TSFR1M+2.750%),
07/12/2032 577,875
0.6
195,000  GFL Environmental
Services Inc., Initial
Term Loan, 6.671%,
(TSFR3M+2.500%),
03/03/2032 195,640
0.2
298,500  Goat Holdco LLC,
Term B Loans, 6.666%,
(TSFR1M+2.750%),
01/27/2032 299,358
0.3
260,000  Green Infrastructure
Partners Inc., Initial
Term Loan, 6.753%,
(TSFR3M+2.750%),
09/24/2032 261,137
0.3
103,694  Ingram Micro Inc.,
Term Loan B2, 6.248%,
(TSFR3M+2.250%),
09/22/2031 104,212
0.1
265,622  Kenan Advantage
Group Inc. (The), Term
Loan B4, 7.166%,
(TSFR1M+3.250%),
01/25/2029 263,132
0.3
Principal
Amount† Value
Percentage
of Net
Assets
SENIOR LOANS
*
: (continued)
Industrial: (continued)
208,858  Lsf11 Trinity Bidco,
Inc., 2025 Term
Loan B, 6.451%,
(TSFR1M+2.500%),
06/14/2030 $ 210,033
0.2
433,441  Lsf12 Crown Us
Commercial Bidco,
LLC, 2025 Refinancing
Term Loan, 7.484%,
(TSFR1M+3.500%),
12/02/2031 434,525
0.5
394,013  Madison Iaq LLC, 2025
Repriced Incremental
Term Loan, 6.637%,
(TSFR3M+2.750%),
05/06/2032 396,377
0.4
142,769  Madison Iaq LLC, Initial
Term Loan, 6.702%,
(TSFR6M+2.500%),
06/21/2028 143,537
0.2
123,999  Madison Safety &
Flow LLC, 2025-
B Incremental
Term B, 6.416%,
(TSFR1M+2.500%),
09/26/2031 124,696
0.1
158,004  MI Windows and Doors
LLC, 2024 Incremental
Term Loans, 6.666%,
(TSFR1M+2.750%),
03/28/2031 157,757
0.2
154,613  MV Holding GmbH
FKA Igloo Holdings
Corp, Senior Facility B
(USD) Loan, 5.916%,
(TSFR1M+2.000%),
03/17/2032 155,531
0.2
385,000  Pac Dac LLC, Initial
Term Loans, 7.108%,
(TSFR3M+3.250%),
10/28/2030 380,669
0.4
235,000  Plastipak Packaging
Inc., Tranche B
Term Loan, 6.416%,
(TSFR1M+2.500%),
09/10/2032 235,257
0.2
430,000  Pro Mach,
Amendment No 6
Term Loan, 6.666%,
(TSFR1M+2.750%),
10/16/2032 432,457
0.5
407,950  Quikrete Holdings
Inc., Tranche B-3
Term Loan, 6.166%,
(TSFR1M+2.250%),
02/10/2032 408,904
0.4
229,425  Red SPV LLC, Initial
Term Loan, 6.210%,
(TSFR1M+2.250%),
03/15/2032 229,999
0.2

PORTFOLIO OF INVESTMENTS
as of November 30, 2025 (Unaudited) (continued)

Voya Credit Income Fund
Principal
Amount† Value
Percentage
of Net
Assets
SENIOR LOANS
*
: (continued)
Industrial: (continued)
159,600  Savage Enterprises
LLC, Term Loan
B, 6.506%,
(TSFR1M+2.500%),
08/05/2032 $ 160,149
0.2
406,781  Service Logic
Acquisition Inc.,
Amendment 8
Refinancing Term
Loan, 6.840%,
(TSFR3M+3.000%),
10/29/2027 407,290
0.4
468,822  Smyrna Ready Mix
Concrete LLC, 2025
Term Loan, 6.916%,
(TSFR1M+3.000%),
04/02/2029 470,873
0.5
110,000
(1)
Spectris PLC, Term
Loan,
09/30/2032 110,619
0.1
212,053  SPX Flow, Inc., 2025
Term Loans, 6.666%,
(TSFR1M+2.750%),
04/05/2029 213,527
0.2
325,000  Stonepeak Nile Parent
LLC, Amendment No
1 Term Loan, 6.162%,
(TSFR3M+2.250%),
04/09/2032 325,237
0.3
367,998  Third Coast
Infrastructure LLC,
2025 Refinancing
Term Loans, 7.666%,
(TSFR1M+3.750%),
09/25/2030 368,458
0.4
583,593  TK Elevator Midco
Gmbh, (Usd) Term
Loan B, 7.197%,
(TSFR6M+3.000%),
04/30/2030 587,742
0.6
295,000  Transdigm, Tranche M
Term Loans, 6.502%,
(TSFR3M+2.500%),
08/19/2032 295,819
0.3
331,650  Wilsonart LLC, Initial
Term Loans, 8.252%,
(TSFR3M+4.250%),
08/05/2031 319,794
0.3
10,985,336
11.5
Insurance : 0.9%
218,894  Ima Financial
Group, Inc., Initial
Term Loan, 6.916%,
(TSFR1M+3.000%),
11/01/2028 219,647
0.2
Principal
Amount† Value
Percentage
of Net
Assets
SENIOR LOANS
*
: (continued)
Insurance: (continued)
657,734  Sedgwick Claims
Management
Services Inc., 2024
Term Loan, 6.416%,
(TSFR1M+3.000%),
07/31/2031 $ 659,202
0.7
878,849
0.9
Lodging & Casinos : 0.4%
383,019  Fertitta Entertainment
LLC, Initial B Term
Loan, 7.166%,
(TSFR1M+3.250%),
01/29/2029 382,966
0.4
Radio & Television : 0.0%
35,837  DirectV Financing
LLC, Closing Date
Term Loan, 9.102%,
(TSFR3M+5.262%),
08/02/2027 35,924
0.0
Technology : 10.3%
225,000  Altar Bidco Inc.,
Second Lien Initial
Term Loan, 9.283%,
(TSFR1M+5.600%),
02/01/2030 214,313
0.2
120,000  Applied Systems Inc.,
Initial Term Loan (2024)
(Second Lien), 8.502%,
(TSFR3M+4.500%),
02/23/2032 122,719
0.1
493,775  Applied Systems
Inc., Tranche B-1
Term Loan, 6.502%,
(TSFR3M+2.500%),
02/24/2031 496,115
0.5
370,762  Ascend Learning LLC,
Amendment No 5
Term Loan, 6.965%,
(TSFR1M+3.000%),
12/11/2028 371,275
0.4
255,000  Asurion LLC,
Second Lien Term
Loan B3, 9.280%,
(TSFR1M+5.364%),
01/31/2028 245,119
0.3
269,325  BCPE Pequod
Buyer Inc., Initial
Term Loan, 6.916%,
(TSFR1M+3.000%),
11/25/2031 270,335
0.3
2  Cloud Software Group
Inc., Initial Dollar Term
B Facility, 7.796%,
(TSFR3M+3.500%),
03/30/2029 2
0.0

PORTFOLIO OF INVESTMENTS
as of November 30, 2025 (Unaudited) (continued)

Voya Credit Income Fund
Principal
Amount† Value
Percentage
of Net
Assets
SENIOR LOANS
*
: (continued)
Technology: (continued)
248,693  Connectwise,
LLC, Initial Term
Loan, 7.763%,
(TSFR3M+3.762%),
09/29/2028 $ 249,128
0.3
365,000
(1)
Dayforce Inc., Term
Loan B,
10/07/2032 364,087
0.4
365,000  Disco Parent Inc.,
Term Loan, 7.072%,
(TSFR3M+3.250%),
08/06/2032 367,281
0.4
382,113  Dragon Buyer, Inc.,
Term Loan, 6.752%,
(TSFR3M+2.750%),
09/30/2031 384,202
0.4
278,788  ECI Macola / Max
Holding LLC, 2025
Repricing Term
Loan, 6.752%,
(TSFR3M+2.750%),
05/09/2030 280,124
0.3
416,826  Epicor Software
Corporation, Term
F Loans, 6.416%,
(TSFR1M+2.500%),
05/30/2031 418,552
0.4
565,000  Finastra Usa, Inc.,
Initial USD Term
Loans, 8.038%,
(TSFR3M+4.000%),
09/15/2032 556,054
0.6
203,463  Fortress Intermediate 3
Inc., 2025 Tlb, 7.006%,
(TSFR1M+3.000%),
06/27/2031 203,463
0.2
198,438  Gainwell Acquisition
Corp, Term B
Loan, 8.102%,
(TSFR3M+4.100%),
10/01/2027 196,875
0.2
239,400  Icon Parent I Inc., 2025
Term Loan, 6.753%,
(TSFR3M+2.750%),
11/13/2031 240,148
0.3
150,000  Kaseya Inc., Initial
Term Loan, 8.916%,
(TSFR1M+5.000%),
03/05/2033 147,750
0.2
273,625  Kaseya Inc., Term
Loan, 6.916%,
(TSFR1M+3.000%),
03/20/2032 274,357
0.3
378,100  Leia FInc.o US
LLC, Initial Term
Loan, 7.185%,
(TSFR3M+3.250%),
10/09/2031 379,180
0.4
Principal
Amount† Value
Percentage
of Net
Assets
SENIOR LOANS
*
: (continued)
Technology: (continued)
377,874  PointClickCare
Technologies, 2025
Term Loans, 6.752%,
(TSFR3M+2.750%),
11/03/2031 $ 379,291
0.4
502,144  Project Boost Purchaser
LLC, 1L Intial Term
Loan, 6.668%,
(TSFR3M+2.750%),
07/16/2031 502,649
0.5
227,706  Project Ruby
Ultimate Parent
Corp, Incremental
Term B-5, 6.829%,
(TSFR1M+2.865%),
03/10/2028 228,600
0.2
92,575  RealPage Inc., First
Lien Initial Term
Loan, 7.263%,
(TSFR3M+3.262%),
04/24/2028 92,633
0.1
365,000  Red Planet Borrower
LLC, Initial Term
Loan, 7.916%,
(TSFR1M+4.000%),
09/08/2032 365,399
0.4
325,064  Rocket Software Inc.,
Term Loan, 7.666%,
(TSFR1M+3.750%),
11/28/2028 324,484
0.3
207,000  Sandisk Corporation,
Term B Loan, 6.857%,
(TSFR3M+3.000%),
02/20/2032 208,294
0.2
260,280  Skillsoft Finance
II Inc., Initial Term
Loan, 9.280%,
(TSFR1M+5.364%),
07/14/2028 212,454
0.2
352,338  Skopima Consilio
Parent LLC (FKA
GI Consilio),
Amendment No. 5
Term Loans, 7.715%,
(TSFR1M+3.750%),
05/12/2028 323,049
0.3
367,096  Sophos Holdings
LLC, Dollar Tranche
Term Loan, 7.530%,
(TSFR1M+3.614%),
03/05/2027 367,719
0.4
300,000  SS&C Technologies
Holdings, Inc., Term
Loan B-8 Loan, 5.916%,
(TSFR1M+2.000%),
05/09/2031 301,517
0.3

PORTFOLIO OF INVESTMENTS
as of November 30, 2025 (Unaudited) (continued)

Voya Credit Income Fund
Principal
Amount† Value
Percentage
of Net
Assets
SENIOR LOANS
*
: (continued)
Technology: (continued)
275,814  The Knot Worldwide
Inc., Amendment No
5 term Loan, 7.666%,
(TSFR1M+3.750%),
01/31/2028 $ 274,435
0.3
448,875  World Wide Technology
Holding Co LLC,
2025 Refinancing
Term Loan, 5.916%,
(TSFR1M+2.000%),
03/01/2030 450,558
0.5
9,812,161
10.3
Utilities : 0.6%
172,109  AL GCX Fund VIII
HOLDINGS LLC, Initial
Term Loan B, 5.992%,
(TSFR1M+2.000%),
01/30/2032 172,038
0.2
311,850  Lightning Power,
LLC, Initial Term
B Loan, 6.252%,
(TSFR3M+2.250%),
08/18/2031 313,539
0.3
124,684  NRG Energy Inc.,
Term Loan, 5.593%,
(TSFR3M+1.750%),
04/16/2031 125,065
0.1
610,642
0.6
Total Senior Loans
(Cost $69,941,435)
70,004,942
73.2
CORPORATE BONDS/NOTES : 57.1%
Basic Materials : 5.2%
370,000
(3)
Avient Corp., 6.250%,
11/01/2031 377,948
0.4
330,000
(3)
Capstone Copper Corp.,
6.750%,
03/31/2033 342,579
0.3
425,000  Celanese US Holdings
LLC, 6.750%,
04/15/2033 423,229
0.4
425,000
(3)
Chemours Co., 5.750%,
11/15/2028 412,810
0.4
390,000
(3)
Cleveland-Cliffs, Inc.,
4.625%,
03/01/2029 381,324
0.4
75,000
(3)
Cleveland-Cliffs, Inc.,
6.875%,
11/01/2029 77,229
0.1
250,000
(3)
Constellium SE,
5.625%,
06/15/2028 250,582
0.3
755,000
(3)
New Gold, Inc., 6.875%,
04/01/2032 803,685
0.8
330,000
(3)
NOVA Chemicals Corp.,
7.000%,
12/01/2031 350,772
0.4
475,000
(3)
Novelis Corp., 4.750%,
01/30/2030 458,233
0.5
275,000
(3)
Nufarm Australia Ltd. /
Nufarm Americas, Inc.,
5.000%,
01/27/2030 248,360
0.3
Principal
Amount† Value
Percentage
of Net
Assets
CORPORATE BONDS/NOTES: (continued)
Basic Materials: (continued)
445,000  Olin Corp., 5.625%,
08/01/2029 $ 446,646
0.5
200,000
(3)
SNF Group SACA,
3.375%,
03/15/2030 187,128
0.2
200,000
(3)
SPCM SA, 3.125%,
03/15/2027 196,761
0.2
4,957,286
5.2
Communications : 7.0%
180,000
(3)
Arches Buyer, Inc.,
6.125%,
12/01/2028 176,320
0.2
1,000,000
(3)
CCO Holdings LLC
/ CCO Holdings
Capital Corp., 4.750%,
03/01/2030 953,292
1.0
425,000
(3)
Cipher Compute LLC,
7.125%,
11/15/2030 432,306
0.5
425,000
(3)
Directv Financing LLC,
8.875%,
02/01/2030 420,919
0.4
216,000
(3)
Directv Financing LLC
/ Directv Financing Co-
Obligor, Inc., 5.875%,
08/15/2027 216,232
0.2
425,000
(3)
Gen Digital, Inc.,
6.250%,
04/01/2033 438,400
0.5
375,000
(3)
Gray Media, Inc.,
7.250%,
08/15/2033 375,941
0.4
350,000  Lamar Media Corp.,
4.000%,
02/15/2030 338,927
0.4
75,000
(3)
Level 3 Financing, Inc.,
6.875%,
06/30/2033 76,452
0.1
325,000
(3)
Match Group Holdings
II LLC, 5.625%,
02/15/2029 327,436
0.3
425,000
(3)
Nexstar Media, Inc.,
4.750%,
11/01/2028 421,797
0.4
345,000
(3)
Outfront Media Capital
LLC / Outfront Media
Capital Corp., 4.625%,
03/15/2030 336,145
0.3
475,000
(3)
Sirius XM Radio, Inc.,
5.000%,
08/01/2027 475,472
0.5
425,000
(3)
Snap, Inc., 6.875%,
03/15/2034 435,498
0.5
345,000
(3)
Stagwell Global LLC,
5.625%,
08/15/2029 335,544
0.3
500,000
(3)
Vmed O2 UK Financing
I PLC, 6.750%,
01/15/2033 498,558
0.5
425,000
(3)
WULF Compute LLC,
7.750%,
10/15/2030 439,756
0.5
6,698,995
7.0
Consumer, Cyclical : 9.3%
100,000
(3)
1011778 BC ULC /
New Red Finance, Inc.,
4.000%,
10/15/2030 95,383
0.1
250,000
(3)
1011778 BC ULC /
New Red Finance, Inc.,
6.125%,
06/15/2029 258,080
0.3

PORTFOLIO OF INVESTMENTS
as of November 30, 2025 (Unaudited) (continued)

Voya Credit Income Fund
Principal
Amount† Value
Percentage
of Net
Assets
CORPORATE BONDS/NOTES: (continued)
Consumer, Cyclical: (continued)
475,000
(3)
Advance Auto
Parts, Inc., 7.000%,
08/01/2030 $ 485,184
0.5
375,000
(3)
Allison Transmission,
Inc., 5.875%,
06/01/2029 381,446
0.4
115,833
(3)
American Airlines, Inc./
AAdvantage Loyalty
IP Ltd., 5.500%,
04/20/2026 116,181
0.1
425,000
(3)
American Axle &
Manufacturing, Inc.,
7.750%,
10/15/2033 429,542
0.4
400,000  Asbury Automotive
Group, Inc., 4.500%,
03/01/2028 398,305
0.4
375,000  Bath & Body Works,
Inc., 6.750%,
07/01/2036 371,600
0.4
215,000
(3)
Caesars Entertainment,
Inc., 4.625%,
10/15/2029 203,626
0.2
250,000
(3)
Caesars Entertainment,
Inc., 6.500%,
02/15/2032 254,456
0.3
300,000
(3)
eG Global Finance PLC,
12.000%,
11/30/2028 327,451
0.3
300,000
(3)
Gap, Inc., 3.625%,
10/01/2029 284,971
0.3
330,000
(3)
Hilton Domestic
Operating Co., Inc.,
5.875%,
03/15/2033 340,525
0.4
300,000
(3)
Installed Building
Products, Inc., 5.750%,
02/01/2028 301,603
0.3
365,000
(3)
Interface, Inc., 5.500%,
12/01/2028 364,772
0.4
600,000
(3)
International Game
Technology PLC,
6.250%,
01/15/2027 606,667
0.6
325,000
(3)
Macy's Retail Holdings
LLC, 6.125%,
03/15/2032 326,907
0.3
145,000  MGM Resorts
International, 6.500%,
04/15/2032 148,929
0.2
340,000  Murphy Oil USA, Inc.,
4.750%,
09/15/2029 337,645
0.4
330,000
(3)
NCL Corp. Ltd.,
6.750%,
02/01/2032 335,140
0.4
300,000
(3)
Newell Brands, Inc.,
8.500%,
06/01/2028 313,043
0.3
325,000  Sally Holdings LLC
/ Sally Capital, Inc.,
6.750%,
03/01/2032 340,346
0.4
425,000
(3)
SeaWorld Parks &
Entertainment, Inc.,
5.250%,
08/15/2029 411,426
0.4
275,000
(3)
Station Casinos LLC,
4.500%,
02/15/2028 272,333
0.3
Principal
Amount† Value
Percentage
of Net
Assets
CORPORATE BONDS/NOTES: (continued)
Consumer, Cyclical: (continued)
400,000
(3)
Tempur Sealy
International, Inc.,
4.000%,
04/15/2029 $ 390,003
0.4
280,000
(3)
Victoria's Secret & Co.,
4.625%,
07/15/2029 271,292
0.3
475,000
(3)
Wynn Resorts Finance
LLC / Wynn Resorts
Capital Corp., 6.250%,
03/15/2033 487,400
0.5
8,854,256
9.3
Consumer, Non-cyclical : 10.1%
335,000
(3)
Acadia Healthcare
Co., Inc., 5.500%,
07/01/2028 332,142
0.3
675,000
(3)
Albertsons Cos.,
Inc. / Safeway, Inc. /
New Albertsons L.P.
/ Albertsons LLC,
5.875%,
02/15/2028 676,785
0.7
305,000
(3)
Albion Financing 1 Sarl /
Aggreko Holdings, Inc.,
7.000%,
05/21/2030 317,796
0.3
275,000
(3)
APi Group DE, Inc.,
4.750%,
10/15/2029 271,295
0.3
400,000
(3)
Belron UK Finance
PLC, 5.750%,
10/15/2029 407,056
0.4
110,000
(3)
Brink's Co., 6.500%,
06/15/2029 113,760
0.1
210,000
(3)
Brink's Co., 6.750%,
06/15/2032 219,180
0.2
175,000
(3)
CHS/Community Health
Systems, Inc., 5.250%,
05/15/2030 165,469
0.2
450,000
(3)
Cimpress PLC, 7.375%,
09/15/2032 459,599
0.5
293,000
(3)
CPI CG, Inc., 10.000%,
07/15/2029 308,179
0.3
410,000
(3)
DaVita, Inc., 4.625%,
06/01/2030 398,017
0.4
330,000
(3)
Embecta Corp.,
5.000%,
02/15/2030 314,817
0.3
425,000
(3)
EquipmentShare.
com, Inc., 8.000%,
03/15/2033 433,596
0.5
220,000
(3)
Insulet Corp., 6.500%,
04/01/2033 230,591
0.2
400,000
(3)
Jazz Securities DAC,
4.375%,
01/15/2029 395,218
0.4
150,000
(3)
LifePoint Health, Inc.,
10.000%,
06/01/2032 158,733
0.2
275,000
(3)
Medline Borrower L.P.,
3.875%,
04/01/2029 267,165
0.3
195,000
(3)
Medline Borrower L.P.,
5.250%,
10/01/2029 195,631
0.2
400,000
(3)
Organon & Co /
Organon Foreign Debt
Co-Issuer BV, 5.125%,
04/30/2031 335,286
0.3

PORTFOLIO OF INVESTMENTS
as of November 30, 2025 (Unaudited) (continued)

Voya Credit Income Fund
Principal
Amount† Value
Percentage
of Net
Assets
CORPORATE BONDS/NOTES: (continued)
Consumer, Non-cyclical: (continued)
350,000  Perrigo Finance
Unlimited Co. USD,
6.125%,
09/30/2032 $ 341,996
0.4
175,000
(3)
Post Holdings, Inc.,
5.500%,
12/15/2029 175,218
0.2
170,000
(3)
Post Holdings, Inc.,
6.250%,
10/15/2034 173,084
0.2
95,000
(3)
Post Holdings, Inc.,
6.375%,
03/01/2033 96,393
0.1
365,000
(3)
Primo Water Holdings,
Inc. / Triton Water
Holdings, Inc., 4.375%,
04/30/2029 354,374
0.4
360,000
(3)
Select Medical Corp.,
6.250%,
12/01/2032 357,842
0.4
330,000  Service Corp.
International, 5.750%,
10/15/2032 337,149
0.4
360,000
(3)
Simmons Foods, Inc./
Simmons Prepared
Foods, Inc./Simmons
Pet Food, Inc./Simmons
Feed, 4.625%,
03/01/2029 346,576
0.4
500,000  Tenet Healthcare Corp.,
4.625%,
06/15/2028 500,617
0.5
325,000  United Rentals North
America, Inc., 5.250%,
01/15/2030 329,584
0.3
270,000
(3)
US Foods, Inc., 5.750%,
04/15/2033 275,535
0.3
330,000
(3)
Williams Scotsman,
Inc., 6.625%,
04/15/2030 341,016
0.4
9,629,699
10.1
Energy : 6.9%
425,000
(3)
Archrock Partners L.P.
/ Archrock Partners
Finance Corp., 6.250%,
04/01/2028 429,033
0.5
325,000
(3)
Ascent Resources Utica
Holdings LLC / ARU
Finance Corp., 5.875%,
06/30/2029 326,340
0.3
315,000
(3)
Baytex Energy Corp.,
8.500%,
04/30/2030 332,471
0.4
290,000
(3)
Civitas Resources, Inc.,
8.750%,
07/01/2031 302,352
0.3
325,000
(3)
Crescent Energy
Finance LLC, 7.625%,
04/01/2032 316,690
0.3
385,000
(3)
Delek Logistics Partners
L.P. / Delek Logistics
Finance Corp., 7.125%,
06/01/2028 387,477
0.4
300,000
(3)
Earthstone Energy
Holdings LLC, 8.000%,
04/15/2027 304,044
0.3
Principal
Amount† Value
Percentage
of Net
Assets
CORPORATE BONDS/NOTES: (continued)
Energy: (continued)
288,000
(3)
Enerflex Ltd., 9.000%,
10/15/2027 $ 295,197
0.3
380,000
(3)
Global Partners L.P.
/ GLP Finance Corp.,
8.250%,
01/15/2032 398,725
0.4
340,000
(3)
Howard Midstream
Energy Partners LLC,
7.375%,
07/15/2032 359,138
0.4
350,000
(3)
Kinetik Holdings L.P.,
5.875%,
06/15/2030 353,031
0.4
310,000
(3)
Kodiak Gas Services
LLC, 7.250%,
02/15/2029 323,447
0.3
325,000
(3)
Northriver Midstream
Finance L.P., 6.750%,
07/15/2032 331,289
0.4
110,000
(3)
Permian Resources
Operating LLC, 6.250%,
02/01/2033 112,820
0.1
300,000
(3)
Summit Midstream
Holdings LLC, 8.625%,
10/31/2029 309,805
0.3
450,000
(3)
Sunoco L.P., 5.625%,
03/15/2031 452,841
0.5
500,000
(3)
Transocean
International Ltd.,
7.875%,
10/15/2032 521,550
0.5
225,000
(3)
Venture Global
LNG, Inc., 7.000%,
01/15/2030 220,892
0.2
540,000
(3)
Venture Global
LNG, Inc., 8.125%,
06/01/2028 553,483
0.6
6,630,625
6.9
Financial : 5.9%
400,000
(3)
Acrisure LLC / Acrisure
Finance, Inc., 6.000%,
08/01/2029 394,477
0.4
150,000
(3)
Acrisure LLC / Acrisure
Finance, Inc., 7.500%,
11/06/2030 155,879
0.2
300,000
(3)
Alliant Holdings
Intermediate LLC
/ Alliant Holdings
Co-Issuer, 6.500%,
10/01/2031 308,989
0.3
225,000
(3)
Alliant Holdings
Intermediate LLC
/ Alliant Holdings
Co-Issuer, 7.375%,
10/01/2032 232,892
0.3
200,000
(3)
Burford Capital Global
Finance LLC, 6.250%,
04/15/2028 199,560
0.2
400,000
(3)
Focus Financial
Partners LLC, 6.750%,
09/15/2031 413,596
0.4

PORTFOLIO OF INVESTMENTS
as of November 30, 2025 (Unaudited) (continued)

Voya Credit Income Fund
Principal
Amount† Value
Percentage
of Net
Assets
CORPORATE BONDS/NOTES: (continued)
Financial: (continued)
120,000
(3)
Freedom Mortgage
Holdings LLC, 9.125%,
05/15/2031 $ 128,551
0.1
330,000
(3)
Icahn Enterprises L.P.
/ Icahn Enterprises
Finance Corp.,
10.000%,
11/15/2029 332,268
0.4
330,000
(3)
Iron Mountain, Inc.,
5.250%,
07/15/2030 327,395
0.4
400,000
(3)
Midcap Financial
Issuer Trust, 6.500%,
05/01/2028 394,224
0.4
575,000  Navient Corp., 5.000%,
03/15/2027 574,955
0.6
525,000  OneMain Finance
Corp., 3.500%,
01/15/2027 518,578
0.5
320,000
(3)
Park Intermediate
Holdings LLC / PK
Domestic Property LLC
/ PK Finance Co-Issuer,
7.000%,
02/01/2030 327,308
0.3
330,000
(3)
PennyMac Financial
Services, Inc., 6.875%,
02/15/2033 344,199
0.4
370,000
(3)
PRA Group, Inc.,
5.000%,
10/01/2029 342,459
0.4
310,000
(3)
Rocket Cos., Inc.,
6.375%,
08/01/2033 325,010
0.3
300,000
(3)
VFH Parent LLC / Valor
Co-Issuer, Inc., 7.500%,
06/15/2031 315,584
0.3
5,635,924
5.9
Industrial : 8.1%
315,000
(3)
AAR Escrow Issuer
LLC, 6.750%,
03/15/2029 327,173
0.3
325,000
(3)
AmeriTex HoldCo
Intermediate LLC,
7.625%,
08/15/2033 342,094
0.3
220,000
(3)
Amsted Industries, Inc.,
6.375%,
03/15/2033 228,370
0.2
335,000
(3)
Arcosa, Inc., 6.875%,
08/15/2032 352,275
0.4
55,000
(3)
Bombardier, Inc.,
7.250%,
07/01/2031 58,653
0.1
350,000
(3)
Cascades, Inc. /
Cascades USA, Inc.,
5.375%,
01/15/2028 351,407
0.4
225,000
(3)
Clean Harbors, Inc.,
5.125%,
07/15/2029 226,071
0.2
330,000
(3)
Emerald Debt Merger
Sub LLC, 6.625%,
12/15/2030 342,409
0.3
785,000
(3)
Energizer Holdings,
Inc., 6.000%,
09/15/2033 742,007
0.8
Principal
Amount† Value
Percentage
of Net
Assets
CORPORATE BONDS/NOTES: (continued)
Industrial: (continued)
327,000
(3)
Fortress Transportation
and Infrastructure
Investors LLC, 5.875%,
04/15/2033 $ 331,376
0.3
385,000
(3)
GFL Environmental,
Inc., 4.000%,
08/01/2028 377,780
0.4
275,000
(3)
Global Infrastructure
Solutions, Inc., 5.625%,
06/01/2029 276,873
0.3
390,000
(3)
Imola Merger Corp.,
4.750%,
05/15/2029 385,555
0.4
340,000
(3)
Owens-Brockway Glass
Container, Inc., 7.250%,
05/15/2031 344,675
0.4
330,000
(3)
Quikrete Holdings, Inc.,
6.375%,
03/01/2032 342,943
0.4
375,000
(3)
Sealed Air Corp.,
4.000%,
12/01/2027 374,471
0.4
260,000
(3)
Sensata Technologies
BV, 4.000%,
04/15/2029 254,134
0.3
250,000
(3)
Smyrna Ready Mix
Concrete LLC, 8.875%,
11/15/2031 265,555
0.3
350,000
(3)
Standard Industries,
Inc., 4.750%,
01/15/2028 349,321
0.4
220,000
(3)
Stonepeak Nile
Parent LLC, 7.250%,
03/15/2032 232,682
0.2
300,000
(3)
Terex Corp., 6.250%,
10/15/2032 306,541
0.3
315,000
(3)
TransDigm, Inc.,
6.375%,
05/31/2033 323,661
0.3
330,000
(3)
Waste Pro USA, Inc.,
7.000%,
02/01/2033 344,060
0.4
275,000
(3)
Weekley Homes LLC /
Weekley Finance Corp.,
4.875%,
09/15/2028 271,250
0.3
7,751,336
8.1
Technology : 1.7%
325,000
(3)
Amentum Escrow Corp.,
7.250%,
08/01/2032 341,399
0.4
310,000
(3)
Cloud Software
Group, Inc., 6.500%,
03/31/2029 312,767
0.3
325,000
(3)
Entegris Escrow Corp.,
5.950%,
06/15/2030 333,037
0.3
495,000
(3)
Open Text Holdings,
Inc., 4.125%,
02/15/2030 472,419
0.5
195,000
(3)
UKG, Inc., 6.875%,
02/01/2031 201,472
0.2
1,661,094
1.7
Utilities : 2.9%
275,000
(3)
Alpha Generation LLC,
6.750%,
10/15/2032 283,241
0.3

PORTFOLIO OF INVESTMENTS
as of November 30, 2025 (Unaudited) (continued)

Voya Credit Income Fund
Principal
Amount† Value
Percentage
of Net
Assets
CORPORATE BONDS/NOTES: (continued)
Utilities: (continued)
645,000
(3)
Calpine Corp., 5.125%,
03/15/2028 $ 648,638
0.7
325,000
(3)
Lightning Power LLC,
7.250%,
08/15/2032 345,150
0.4
175,000
(3)
NRG Energy, Inc.,
6.000%,
02/01/2033 178,834
0.2
195,000
(3)
NRG Energy, Inc.,
6.250%,
11/01/2034 201,075
0.2
425,000
(3)
Talen Energy Supply
LLC, 6.250%,
02/01/2034 433,308
0.4
400,000
(3)
Vistra Operations
Co. LLC, 5.625%,
02/15/2027 400,734
0.4
305,000
(3)
Vistra Operations
Co. LLC, 6.875%,
04/15/2032 320,976
0.3
2,811,956
2.9
Total Corporate Bonds/
Notes
(Cost $53,780,195)
54,631,171
57.1
ASSET-BACKED SECURITIES : 5.3%
Other Asset-Backed Securities : 5.3%
500,000
(3)(4)
Ares LXXIV CLO Ltd.
2024-74A E, 10.809%,
(TSFR3M + 6.000%),
10/15/2036 501,271
0.5
500,000
(3)(4)
Bain Capital Credit
Clo Ltd. 2024-5A E,
10.759%, (TSFR3M +
6.150%),
10/21/2037 502,422
0.5
500,000
(3)(4)
Benefit Street Partners
CLO XXVII Ltd. 2022-
27A ER, 10.034%,
(TSFR3M + 6.150%),
10/20/2037 493,362
0.5
350,000
(3)(4)
Carlyle US CLO Ltd.
2024-3A E, 10.258%,
(TSFR3M + 6.400%),
07/25/2036 355,987
0.4
250,000
(3)(4)
Carlyle US CLO Ltd.
2024-7A E, 9.405%,
(TSFR3M + 5.500%),
01/15/2037 252,518
0.3
500,000
(3)(4)
Elmwood CLO 33
Ltd. 2024-9RA ER,
10.973%, (TSFR3M +
5.850%),
10/21/2037 487,468
0.5
500,000
(3)(4)
Harmony-Peace Park
CLO Ltd. 2024-1A E,
10.248%, (TSFR3M +
5.700%),
10/20/2037 507,462
0.5
450,000
(3)(4)
Neuberger Berman
Loan Advisers Clo 44
Ltd. 2021-44A DR,
6.544%, (TSFR3M +
2.650%),
10/16/2035 451,206
0.5
Principal
Amount† Value
Percentage
of Net
Assets
ASSET-BACKED SECURITIES: (continued)
Other Asset-Backed Securities: (continued)
250,000
(3)(4)
Octagon 71 Ltd.
2024-1A D1, 7.534%,
(TSFR3M + 3.650%),
04/18/2037 $ 251,100
0.2
250,000
(3)(4)
Octagon 71 Ltd.
2024-1A E, 10.634%,
(TSFR3M + 6.750%),
04/18/2037 251,301
0.3
250,000
(3)(4)
Sixth Street CLO XXIV
Ltd. 2024-24A D,
7.460%, (TSFR3M +
3.600%),
04/23/2037 251,571
0.3
250,000
(3)(4)
Sixth Street CLO XXIV
Ltd. 2024-24A E,
10.510%, (TSFR3M +
6.650%),
04/23/2037 252,799
0.3
500,000
(3)(4)
Symphony CLO 44 Ltd.
2024-44A E, 10.062%,
(TSFR3M + 6.150%),
07/14/2037 506,282
0.5
5,064,749
5.3
Total Asset-Backed
Securities
(Cost $5,046,374)
5,064,749
5.3
Shares RA Value
Percentage
of Net
Assets
COMMON STOCK : 0.1%
Business Equipment & Services : 0.0%
13,045
(5)
Yak Access LLC Series
A

0.0
1,333
(5)
Yak Access LLC Series
B
13
0.0

0.0
Consumer Discretionary : 0.1%
549,518
(5)(6)
24 Hour Fitness
Worldwide, Inc.
4,396
0.0
42,856
(5)(6)
Anchor Hocking
Holdings
428
0.0

(5)(6)
Travelport Tech Ltd.
56,556
0.1
61,380
0.1
Total Common Stock
(Cost $1,223,572)
61,524
0.1
Total Long-Term
Investments
(Cost $129,991,576)
129,762,386
135.7

PORTFOLIO OF INVESTMENTS
as of November 30, 2025 (Unaudited) (continued)

Voya Credit Income Fund
Shares RA Value
Percentage
of Net
Assets
SHORT-TERM INVESTMENTS : 0.8%
Mutual Funds : 0.8%
728,882
(7)
BlackRock Liquidity
Funds, FedFund,
Institutional Class,
3.880%
(Cost $728,882) $ 728,882 0.8
Total Short-Term
Investments
(Cost $728,882)
$ 728,882
0.8
Total Investments in
Securities
(Cost $130,720,458) $ 130,491,268 136.5
Liabilities in Excess of
Other Assets
(34,875,583) (36.5)
Net Assets $ 95,615,685 100.0
*
Senior Loans, while exempt from registration under the Securities
Act of 1933, as amended, contain certain restrictions on resale and cannot be sold publicly. These senior loans bear interest (unless otherwise noted) at rates that float periodically at a margin above the Secured Overnight Financing Rate ("SOFR") and other short-
term rates.
†
Unless otherwise indicated, principal amount is shown in USD.
(1)
Contract rates that are not disclosed do not take effect until settlement date and have yet to be determined.
(2)
All or a portion of this holding is subject to unfunded loan commitments.
(3)
Securities with purchases pursuant to Rule 144A or section 4(a)(2), under the Securities Act of 1933 and may not be resold subject to that rule except to qualiﬁed institutional buyers.
(4)
Variable rate security. Rate shown is the rate in effect as of
November 30, 2025.
(5)
For fair value measurement disclosure purposes, security is
categorized as Level 3, whose value was determined using
significant unobservable inputs.
(6)
Non-income producing security.
(7)
Rate shown is the 7-day yield as of November 30, 2025.
Reference Rate Abbreviations:
SOFRRATE 1-day Secured Overnight Financing Rate
TSFR1M 1-month CME Term Secured Overnight Financing Rate
TSFR3M 3-month CME Term Secured Overnight Financing Rate
TSFR6M 6-month CME Term Secured Overnight Financing Rate

PORTFOLIO OF INVESTMENTS
as of November 30, 2025 (Unaudited) (continued)

Voya Credit Income Fund
Fair Value Measurements
The following is a summary of the fair valuations according to the inputs used as of November 30, 2025 in valuing the assets and liabilities:
Quoted Prices
in Active Markets
for Identical
Investments
(Level 1)
Signiﬁcant Other
Observable
Inputs
(Level 2)
Signiﬁcant
Unobservable
Inputs
(Level 3)
Fair Value
at
November 30,
2025
Asset Table
Investments, at fair value
Senior Loans $ — $ 70,004,942 $ — $ 70,004,942
Corporate Bonds/Notes — 54,631,171 — 54,631,171
Asset-Backed Securities — 5,064,749 — 5,064,749
Common Stock — — 61,524 61,524
Short-Term Investments 728,882 — — 728,882
Total Investments, at fair value $ 728,882 $ 129,700,862 $ 61,524 $ 130,491,268
Net unrealized depreciation consisted of:
Gross Unrealized Appreciation $ 1,537,861
Gross Unrealized Depreciation (1,767,051)
Net Unrealized Depreciation $ (229,190)